Bank Borrowings (Details) - Schedule of Bank Borrowings		12 Months Ended
		Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Bank borrowings, Total		$ 30,753,400	$ 84,337,485	$ 3,937,242
Less: current maturities		(30,753,400)	(83,962,426)	(3,937,242)
Non-current maturities			$ 375,059
DBS Bank (Hong Kong) Limited [Member]
Debt Instrument [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	Bank prevailing rates	Bank prevailing rates
Bank borrowings, Total	[1]	$ 5,884,863	$ 17,232,296	753,417
The Hongkong and Shanghai Banking Corporation Limited [Member]
Debt Instrument [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	Bank prevailing rates	Bank prevailing rates
Bank borrowings, Total	[1]	$ 21,568,885	$ 44,500,679	2,761,383
Dah Sing Bank, Limited [Member]
Debt Instrument [Line Items]
Type	[1]	Overdraft
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	Bank prevailing rates	Bank prevailing rates
Bank borrowings, Total	[1]		$ 22,229,451
Citibank, N.A., Hong Kong Branch [Member]
Debt Instrument [Line Items]
Type	[2]
Maturity date	[2]
Currency	[2]
Interest rate	[2]
Bank borrowings, Total	[2]	$ 3,299,652		422,442
HSBC UK Bank plc [Member]
Debt Instrument [Line Items]
Type	[3]	Term loan
Maturity date	[3]	June 15, 2026
Currency	[3]	GBP
Interest rate	[3]		2.5%
Bank borrowings, Total	[3]		$ 375,059

[1]	In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows: (a) Unlimited personal guarantee by Ms. Siu; (b) Ms. Siu being a subordinated lender towards all sums of money owed by Neo-Concept HK and NCH; (c) Legal charge over certain properties and car parking spaces owned by Ms. Siu and an immediate family member of Ms. Siu and also assignment of rental from the properties and the car parking spaces; (d) Legal charge over certain deposits accounts held by NCH at the relevant banks; (e) Legal charge over certain investment funds held by NCH at the relevant banks; (f) Assignment of benefit from life insurances premium assets held by NCH at the relevant banks; (g) Assignment of benefit from life insurances premium assets held by Pure Diamond Limited, a related company in which Ms. Siu has interests, at a relevant bank; (h) Indemnity granted by NCH to relevant banks; (i) Guaranteed by Neo-Concept Fashion (Zhongshan) Co., Ltd, a subsidiary company of NCH, amounting to HKD 131 million; and (j) Cross-corporate guaranteed by Neo-Concept HK and NCH;
[2]	The banking facilities were secured, details of which are set out as follows: (a) Personal guarantee by Ms. Siu and an immediate family member of Ms. Siu; (b) Cross-corporate guaranteed by Neo-Concept HK, Neo-Concept (BVI) Limited, a company controlled by Ms. Siu, and NCH; and (c) Legal charge over certain deposits accounts held by NCH at the relevant banks;
[3]	The loan was obtained in June 2020 having a tenure of 6 years with a fixed interest rate of 2.5% per annum. It was made under the Bounce Back Loan Scheme managed by the British Government (“BBLS Guarantee”). The BBLS Guarantee provides a full repayment guarantee to the lender on the loan.